Property, Plant and Equipment Property, Plant and Equipment (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 33.9	$ 22.6	$ 12.1
Capitalized interest	$ 0.3	$ 0.7	$ 0